COMMITMENTS AND CONTINGENCY	6 Months Ended
Dec. 31, 2022
COMMITMENTS AND CONTINGENCY
COMMITMENTS AND CONTINGENCY

NOTE 23. COMMITMENTS AND CONTINGENCY

(a)   Contingency

Severance payments

The Labor Contract Law of the PRC requires employers to assure the liability of severance payments if employees are terminated and have been working for the employers for at least two years prior to January 1, 2008. The employers will be liable for one month of severance pay for each year of the service provided by the employees. As of December 31, 2022, the Company estimated its severance payments of approximately ¥7.4 million ($1.1 million) which has not been reflected in its unaudited condensed consolidated interim financial statements, because management cannot predict what the actual payment, if any, will be in the future.

Legal contingencies

On December 1, 2021, Henan Puxinfangfu Construction Engineering Co., Ltd. (“the Plaintiff”) submitted a Civil Complaint to the People’s Court of Suzhou District, Jiuquan City, Gansu Province (the “Court”) against Gan Su BHD. The complaint requested that Gan Su BHD shall make the compensation to the Plaintiff for the outstanding trade payable plus the interest, and the litigation fee in this case shall be borne by Gan Su BHD. The Plaintiff also applied for property preservation before litigation to preserve the bank account of the Company. On December 1, 2021, the Court issued a judgement and approximately ¥0.7 million ($0.1 million) of Gan Su BHD’s bank balance was became restricted for one year. On April 7, 2022 and June 9, 2022, the Court issued first and second judgement which stated that the case to transfer to Yumen People’s Court for jurisdiction. As of December 31, 2022, Gan Su BHD recorded ¥1.82 million (approximately $0.3 million) trade account payable due to the Plaintiff, and the compensation claimed by the Plaintiff was approximately ¥2.0 million (approximately $0.3 million). On January 9, 2023, the People’s Court of Yumen City, Gansu Province issued its civil judgement, pursuant to which the Company is required to pay the Plaintiff a settlement payment totaling approximately ¥1.8 million (approximately $0.3 million), including the money compensation and interests.

(b)   Purchase commitment

The total future minimum purchase commitment under the non-cancellable purchase contracts as of December 31, 2022 are payable as follows:

	RMB	U.S. Dollars
Twelve months ending December 31,	(Unaudited)	(Unaudited)
2023	¥22,135,714	$3,208,865
2024	300,000	43,489
2025	300,000	43,489
Total minimum payments required	¥22,735,714	$3,295,843

(c) Office Leases Commitment - short term

The Company entered into several non-cancellable operating lease agreements for office spaces. Future payments under such leases were included in lease liabilities as disclosed in Note 11, other than those within under lease agreements within one year which are disclosed as follows as of December 31, 2022:

	RMB	U.S. Dollars
Twelve months ending December 30,	(Unaudited)	(Unaudited)
2023	¥764,700	$110,853
Total	¥764,700	$110,853